Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of supplemental information related to operating leases
	2021		2022		2023
	$		$		$

Operating lease cost	731	*	871	*	888	*

Weighted Average Remaining Lease Term - Operating leases	9.06 years		11.22 years		8.15 years
Weighted Average Discount Rate - Operating leases	8.17%		8.59%		7.56%
*	Included unconditional government subsidy $66, $nil and $247 for factory space and dormitories located in Shenzhen in 2021, 2022 and 2023 respectively.

Schedule of maturities of lease liabilities
Operating leases
$
Year ending March 31,
2024	648
2025	665
2026	628
2027	-
2028	-
Thereafter	2,164

Total undiscounted cash flows	4,105
Less: imputed interest	(2,050)

Present value of lease liabilities	2,055